Reinsurance - Additional Information (Detail) $ / Person in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2013 $ / Person	Dec. 31, 2017 USD ($) $ / Person	Dec. 31, 2016 USD ($) $ / Person	Dec. 31, 2015 USD ($)
Effects of Reinsurance [Line Items]
Maximum percentage of mortality risk ceded		90.00%	90.00%
Maximum coverage per life before ceded | $ / Person	250	2,000	2,000
Reinsurance recoverables		$ 243,644	$ 248,073
Interest credited to contract holder funds ceded		4,805	4,770	$ 4,545
Gross life insurance in force		42,330,000
Life insurance in force ceded to affiliated reinsurers		524,900
Life insurance in force ceded to unaffiliated reinsurers		8,620,000
Ceded premium related to structured settlement annuities		11,481	11,788	12,362
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Ceded premium related to structured settlement annuities		3,500	3,400	3,400
Prudential
Effects of Reinsurance [Line Items]
Reinsurance recoverables		174,600	179,900
Premiums and contract charges ceded		5,400	5,800	7,100
Contract benefits ceded		(3,300)	(400)	1,400
Interest credited to contract holder funds ceded		4,800	4,800	4,500
Operating costs and expenses ceded		900	1,100	$ 1,100
Triton Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 390	$ 162